Note 2 - Summary of Significant Accounting Policies (Details) - Financial Assets and Liabilities at Fair Value on a Recurring Basis (USD $)	Dec. 31, 2013	Dec. 31, 2012
Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Financial Assets and Liabilities at Fair Value on a Recurring Basis [Line Items]
Derivative liability	$ 3,747,858	$ 2,128,302
Warrant [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Financial Assets and Liabilities at Fair Value on a Recurring Basis [Line Items]
Derivative liability	3,747,858	2,128,302
Conversion Option [Member] | Fair Value, Inputs, Level 3 [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Financial Assets and Liabilities at Fair Value on a Recurring Basis [Line Items]
Derivative liability		789
Conversion Option [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Financial Assets and Liabilities at Fair Value on a Recurring Basis [Line Items]
Derivative liability		$ 789